COMMITMENTS & CONTINGENCIES (Details) - CC NEUBERGER PRINCIPAL HOLDINGS I	12 Months Ended
Dec. 31, 2020 USD ($) item $ / shares shares
COMMITMENTS & CONTINGENCIES
Period for filing of registration statement for a secondary offering of the Forward Purchase Shares and the Forward Purchase Warrants	30 days
Period to declare registration statement effective	60 days
Underwriting discount (in dollars per unit) | $ / shares	$ 0.20
Payments of underwriting discount	$ 8,300,000
Deferred underwriting commission (in dollars per unit) | $ / shares	$ 0.35
Deferred underwriting commissions in connection with the initial public offering	$ 14,490,000
Number of legal counsels from whom legal advisory services were obtained | item	2
Deferred legal fees	$ 900,000
Over-allotment
COMMITMENTS & CONTINGENCIES
Period to exercise the over-allotment option	45 days
Additional units granted to underwriters to purchase | shares	5,400,000